Software Development Costs (Notes)	12 Months Ended
Dec. 31, 2014
Capitalized Computer Software, Net [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
SOFTWARE DEVELOPMENT COSTS

Software development costs consists of the following:

	December 31, 2014	December 31, 2013
Software development costs	$568,875	$362,346
Less accumulated depreciation and amortization	(85,331)	—
Software development costs, net	$483,544	$362,346

The Company capitalized $568,875 in direct materials, payroll and benefit costs to software development costs in the consolidated balance sheet as of December 31, 2014. The Company determined that on April 15, 2013, the project became technologically feasible and the development phase began. On March 17, 2014, the Company launched a public beta of IZEA.com powered by IZEAx and initially began amortizing the costs over 3 years. In the fourth quarter of 2014, the Company revised its estimate of useful life to 5 years based on a review of the functionality of IZEAx and determination that it was viable and able to supersede and handle all transactions previously processed under its older platforms, which each had a useful life of approximately 5 years. All of the existing legacy platforms were shut down and IZEAx became the sole operating platform by the end of 2014. This change in estimate resulted in a reduction of amortization expense of $37,925 in the fourth quarter. Amortization expense on software development costs recorded in general and administrative expense in the accompanying consolidated statements of operations was $85,331 for the twelve months ended December 31, 2014. Amortization expense will be $113,775 for the next four years and $28,444 in 2019.